Equity and Divestitures - Schedule of Illustrates the Shareholders’ Equity (Details) - SPAC Merger [Member] - shares shares in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Illustrates the Shareholders' Equity [Line Items]
Balance at beginning		17,818,669		17,610,450		13,769,811
Shares issued		2,313,622	[1]	208,219	[2]	3,840,639
Subtotal		20,132,291
Acquisition of Nvni Group Limited	[3]	11,485,080
Balance at ending		31,617,370		17,818,669		17,610,450

[1]	The shares issued pertain to the premium on loans, subscription right payments, earn out payments and stock option exercised by the board made in 2023, prior to the conversion into Nvni Group Limited shares.
[2]	Shares were issued in December 2022 in connection with the exercise of subscription rights as detailed below. On December 22, 2022, the Company entered into a contribution agreement with Nuvini Holdings Limited, an exempted company incorporated with limited liability in the Cayman Islands that is the parent company of Nuvini S.A, that effective upon the agreement, the Company transferred 100% of Nuvini shareholders’ equity from Nuvini shares to Nuvini Holdings Limited shares.
[3]	The acquisition of Nvni Group Limited Ordinary Shares includes the conversion of 3,884,372 Nvni Group Limited rollover options, earn-out shares and equity plan, 4,300,363 Mercato Public Shares, 5,570,000 Mercato Class B Shares, 475,000 Maxim shares, and 1,280,000 PIPE investor shares. For details on participation percentages, please refer to the distribution to shareholders’ capital table.